Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	December 31, 2017	December 31, 2016
Costs incurred and estimated earnings on uncompleted contracts	$199,863	$208,030
Less billings to date	(179,800)	(193,136)
	$20,063	$14,894

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2017	December 31, 2016
Unbilled revenue	$21,572	$15,965
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(824)	(1,071)
	$20,748	$14,894